Shareholders equity - Share options (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Shareholders equity
Compensation expenses	€ 2,719,000	€ 1,673,000
Compensation expenses recorded in general and administrative costs	1,673,000	1,103,000
Compensation expenses recorded in research and development costs	€ 1,046,000	€ 570,000